Note 25 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of components of income tax expense (recovery) [text block]
	Years ended December 31
	2025	2024
(Earnings) Loss before income taxes	$6,623	$108,331
Canadian federal and provincial income tax rates	27%	27%
Expected income tax expense (recovery)	(1,788)	(29,250)
Increase (decrease) in income tax recovery resulting from:
Acquisition of Quebec Precious Metals	(13,452)	-
Impairment	-	23,555
Share-based compensation	192	197
Share issuance costs	(490)	(144)
Adjustment to tax estimates	192	(45)
Amortization of flow-through share premium	(379)	(439)
Flow-through expenditures renunciation	1,724	1,033
Difference in future and foreign tax rates	38	466
Sale of investments	(97)	(119)
Other	(887)	7
Increase (decrease) in unrecognized tax asset	14,782	4,546
Income tax expense (recovery)	$(164)	$(193)

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	December 31 2024	Net loss	December 31 2025
Deferred income tax assets
Non-capital losses carried forward	$15,182	$6,156	$21,338
Capital losses carried forward	49	(42)	7
Share issuance costs and CEC	290	306	596
Investments	60	19	79
Investments in associates	1,488	(168)	1,320
Site reclamation obligations	1,354	(151)	1,203
Property and equipment	531	70	601
Mineral property interests	8,234	9,336	17,570
Capital lease obligation	18	(18)	-
Other	-	11	11
	27,206	15,518	42,724
Deferred income tax liabilities
Property and equipment	3	(3)	-
Mineral property interests	(282)	54	(228)
Investments	-	(787)	(787)
Net deferred tax assets	26,927	14,782	41,709
Unrecognized deferred tax assets	(26,927)	(14,782)	(41,709)
Net deferred tax balance	$-	$-	$-
	December 31 2023	Net loss	December 31 2024
Deferred income tax assets
Non-capital losses carried forward	$14,192	$990	$15,182
Capital losses carried forward	55	(6)	49
Share issuance costs and CEC	356	(66)	290
Investments	98	(38)	60
Investments in associates	1,472	16	1,488
Site reclamation obligations	1,206	148	1,354
Property and equipment	479	52	531
Mineral property interests	5,003	3,231	8,234
Capital lease obligation	61	(43)	18
	$22,922	4,284	27,206
Deferred income tax liabilities
Property and equipment	(24)	27	3
Mineral property interests	(517)	235	(282)
Net deferred tax assets	22,381	4,546	26,927
Unrecognized deferred tax assets	(22,381)	(4,546)	(26,927)
Net deferred tax balance	$-	$-	$-